ACQUISITIONS - Narrative (Details) $ in Thousands						11 Months Ended	12 Months Ended
	Jan. 05, 2021 USD ($)	Mar. 02, 2020 USD ($)	Jan. 17, 2020 USD ($) Option	Sep. 27, 2019 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Operating Income (Loss)							$ (203,278)	$ (62,966)	$ (78,128)
Avianis Systems LLC
Business Acquisition [Line Items]
Cash				$ 0
Asset Acquisition, Transaction Costs				700
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable				3,800
Asset Acquisition, Consideration Transferred				18,200
Payments to Acquire Productive Assets				$ 14,400
Mountain Aviation
Business Acquisition [Line Items]
Total purchase price	$ 40,200
Purchase price consist of common interests	30,200
Payments to Acquire Businesses, Gross	10,000
Business Combination, Contingent Consideration, Liability	15,000
Total purchase price of common interests	10,000
Acquisition related fees							$ 2,000
Cash	17,800
Receivables	$ 10,800
Goodwill, expected tax deductible percent	25.0
Operating Income (Loss)						$ 18,000
Revenues						$ 100,900
Mountain Aviation | Monte Carlo simulation model
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 0
Total purchase price of common interests	0
Mountain Aviation | Eliminated in consolidation upon acquisition
Business Acquisition [Line Items]
Receivables	$ 1,500
Gama Aviation LLC
Business Acquisition [Line Items]
Total purchase price		$ 73,900
Purchase price consist of common interests		5,100
Payments to Acquire Businesses, Gross		27,500
Total purchase price of common interests		27,500
Transaction costs		41,300
Acquisition-related costs		800
Acquisition related fees								2,400	400
Cash		4,700
Receivables		43,300
Operating Income (Loss)								39,800
Revenues								122,100
Grant Income, CARES Act								36,100
Gama Aviation LLC | Eliminated in consolidation upon acquisition
Business Acquisition [Line Items]
Receivables		$ 18,200
WUPJ
Business Acquisition [Line Items]
Total purchase price			$ 427,000
Initial term			7 years
Renewal period			3 years
Number of renewal options | Option			2
Acquisition-related costs			$ 2,800
Acquisition related fees									1,400
Cash			136,000
Receivables			$ 3,300
Revenue of acquiree since acquisition date								136,400
Income (loss) of acquiree since acquisition date								16,600
Income related to CARES Act grant								$ 13,300
Travel Management Company, LLC
Business Acquisition [Line Items]
Total purchase price					$ 29,800
Acquisition related fees									3,100
Cash					1,500
Receivables					$ 800
Operating Income (Loss)									4,900
Revenues									$ 30,400